8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2017	2016
Current tax provision:
Federal	$–	$–

Deferred tax provision (benefit):
Federal	(868)	(16,541)
Change in valuation allowance	868	16,541

Total provision for income tax	$–	$–

Reconciliation of income tax expense
	2017	2016
Expected tax at 21% (2017) and 15% (2016)	$(868)	$(16,541)
Change in valuation allowance	868	16,541
Provision for income taxes	$–	$–